Share-Based Compensation - Performance Based Awards Granted (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	687,685	613,473	1,046,372
Market Based Share Awards | 2016 Market Based Share Plan | Performance Period Ending December 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	6,403
Market Based Share Awards | 2016 Market Based Share Plan | Performance Period Ending December 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	52,404
Market Based Share Awards | 2015 Market-Based Share Plan | Performance Period Ending December 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	57,982
Market Based Share Awards | 2015 Market-Based Share Plan | Performance Period Ending July 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	25,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Expected to Vest	903,364	687,015	389,242
Performance Shares | 2016 Performance Share Plan | Performance Period Ending December 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	15,605
Performance Shares | 2016 Performance Share Plan | Performance Period Ending December 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	14,940
Performance Shares | 2016 Performance Share Plan | Performance Period Ending December 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	29,332
Performance Shares | 2016 Performance Share Plan | Performance Period Ending December 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	67,517
Performance Shares | 2016 Performance Share Plan | Performance Period Ending December 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	78,220
Performance Shares | 2016 Performance Share Plan | Performance Period Ending December 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	122,284
Performance Shares | 2016 Performance Share Plan | Performance Period Ending December 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	144,995
Performance Shares | 2015 Performance Share Plan | Performance Period Ending December 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted		135,289
Performance Shares | 2015 Performance Share Plan | Performance Period Ending December 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted		165,543
Performance Shares | 2014 Performance Shares | Performance Period Ending December 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted			211,593